Financial Income and Expenses	12 Months Ended
Dec. 31, 2021
Financial Income and Expenses
Financial Income and Expenses

Note 9. Financial Income and Expenses

	Year Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Financial income:
Interest income, bank	$—	$—	$8
Interest income, other	—	—	1
Foreign exchange gains	2,039	216	56
Total financial income	2,039	216	65
Financial expenses:
Interest expenses	(5)	(29)	(36)
Changes in fair value of convertible debt instruments	—	—	(1,183)
Interest expenses, lease liabilities	(123)	—	(3)
Interest, loan from lessor	(31)	—	—
Foreign exchange losses	(756)	(194)	—
Total financial expenses	(915)	(223)	(1,222)
Net financial items	$1,124	$(7)	$(1,157)